LOSS PER SHARE (Details Narrative) - USD ($)		12 Months Ended
	Sep. 27, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive shares		0	0	0
Convertible Promissory Notes [Member] | Private Placement [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Aggregate principal amount	$ 609,000
Annual interest rate	8.00%
Convertible ordinary shares per share	$ 8.0
Convertible note conversion description	On the Maturity Date, the holder of the Note has the right to convert all of the outstanding balance of the Note at a price of no less than $2.0 per share (“Floor Price”), which is subject to adjustment by consents of both parties.
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive shares		0	28,250	29,768
Non Employees Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive shares		0	5,737	5,737
Non Employees Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive shares		36,000	46,667	50,834